WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 111.1%
COMMUNICATION SERVICES - 12.1%
Diversified Telecommunication Services - 3.8%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	420,000	$359,219	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	590,000	484,277	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	620,000	307,483	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	710,000	443,797	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	200,000	142,481	(a)
Lumen Technologies Inc., Senior Notes	7.600%	9/15/39	1,050,000	316,124	(b)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	709,063
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	250,000	246,042	(a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,670,000	1,530,171
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	381,622

Total Diversified Telecommunication Services				4,920,279

Entertainment - 0.5%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	340,000	337,697	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	320,418

Total Entertainment				658,115

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	200,000	158,015	(a)

Media - 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	800,000	589,862	(a)(b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	391,587	(b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,130,000	987,503	(b)
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,092,109	(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	760,000	672,942	(a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	70,000	65,267
DISH DBS Corp., Senior Notes	7.375%	7/1/28	620,000	391,694
DISH DBS Corp., Senior Notes	5.125%	6/1/29	990,000	550,316	(b)
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	720,000	597,043

Total Media				5,338,323

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	1

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 3.5%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	900,000		$897,761	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	230,000		129,206	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,130,000		602,209	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	310,000		166,535	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	500,000		357,523	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000		434,016	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000		34,732	(b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,140,000		965,077	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	500,000	GBP	479,665	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	540,000		436,897	(a)

Total Wireless Telecommunication Services					4,503,621

TOTAL COMMUNICATION SERVICES					15,578,353

CONSUMER DISCRETIONARY - 17.5%
Automobile Components - 2.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000		547,691	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	900,000		855,441	(b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	350,000		283,548
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,320,000		1,285,620	(a)(b)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	280,000		274,700	(a)

Total Automobile Components					3,247,000

Automobiles - 3.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,700,000		1,311,794	(b)
General Motors Co., Senior Notes	6.125%	10/1/25	130,000		129,915	(b)
General Motors Co., Senior Notes	4.200%	10/1/27	750,000		699,532	(b)
General Motors Co., Senior Notes	6.600%	4/1/36	140,000		136,166	(b)
Mercedes-Benz Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000		1,185,163
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,570,000		1,315,353	(a)(b)

Total Automobiles					4,777,923

Broadline Retail - 0.5%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	650,000		613,074	(a)

Distributors - 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	610,000		619,913	(a)

See Notes to Schedule of Investments.

2	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 1.4%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	130,000	EUR	$125,605	(c)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	910,000	EUR	879,232	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	310,000		265,488	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	340,000		280,517	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	320,000		225,283	(a)

Total Diversified Consumer Services					1,776,125

Hotels, Restaurants & Leisure - 8.3%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	600,000	EUR	586,792	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,210,000	EUR	821,613
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	150,000		126,040	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	430,000		430,593	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	2,610,000		2,230,724	(b)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.819%	7/16/35	540,000	GBP	485,588	(c)(d)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	860,000		826,563	(a)(b)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	130,000		120,802	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	700,000		618,565	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,150,000		1,065,402	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	720,000		660,842	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	140,000	GBP	136,296	(c)
Sands China Ltd., Senior Notes	3.100%	3/8/29	410,000		339,536
Sands China Ltd., Senior Notes	4.875%	6/18/30	240,000		207,413
Sands China Ltd., Senior Notes	3.500%	8/8/31	1,340,000		1,061,467
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	250,000	GBP	255,244	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000		173,609	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	620,000		512,272	(a)

Total Hotels, Restaurants & Leisure					10,659,361

Household Durables - 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000		418,528
Lennar Corp., Senior Notes	4.750%	11/29/27	250,000		240,982

Total Household Durables					659,510

Specialty Retail - 0.1%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	190,000		124,304	(a)

TOTAL CONSUMER DISCRETIONARY					22,477,210

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	3

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 3.2%
Beverages - 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	1,540,000		$1,412,403	(b)

Food Products - 1.4%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	140,000	GBP	148,886	(c)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Notes	3.750%	12/1/31	500,000		400,950
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000		310,284	(b)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	920,000		933,961	(a)(b)

Total Food Products					1,794,081

Tobacco - 0.7%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000		754,879
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000		215,642

Total Tobacco					970,521

TOTAL CONSUMER STAPLES					4,177,005

ENERGY - 21.0%
Energy Equipment & Services - 0.6%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	280,000		283,918	(a)
Sunnova Energy Corp., Senior Notes	11.750%	10/1/28	500,000		482,062	(a)

Total Energy Equipment & Services					765,980

Oil, Gas & Consumable Fuels - 20.4%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000		572,718
Burlington Resources LLC, Senior Notes	7.400%	12/1/31	450,000		503,121
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	500,000		428,000
Continental Resources Inc., Senior Notes	3.800%	6/1/24	560,000		551,122
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000		194,879
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000		183,939
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000		355,238
Ecopetrol SA, Senior Notes	4.625%	11/2/31	750,000		573,279
Ecopetrol SA, Senior Notes	5.875%	5/28/45	390,000		257,347
Ecopetrol SA, Senior Notes	5.875%	11/2/51	2,400,000		1,531,716
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	490,000		392,350	(d)(e)
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000		2,170,136	(b)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	230,000		204,941	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	280,000		281,499	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,050,000		972,036	(b)

See Notes to Schedule of Investments.

4	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQT Corp., Senior Notes	5.000%	1/15/29	1,260,000	$1,185,597	(b)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,120,000	840,140	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	206,167
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,290,703	(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	505,067	(a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	238,580
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	710,000	705,168
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	861,656
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,270,000	898,851	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	360,000	199,210
Range Resources Corp., Senior Notes	4.875%	5/15/25	190,000	184,448
Range Resources Corp., Senior Notes	8.250%	1/15/29	300,000	307,809
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	331,016	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,795,619	(b)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	614,287	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	280,000	269,227	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	252,177
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,037
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,040,038	(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	750,000	709,384	(a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	250,000	246,011	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,200,000	1,925,401	(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	100,000	78,176
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	1,680,000	1,310,701	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	59,365
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	472,005

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	5

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	$44,379
YPF SA, Senior Notes	8.500%	7/28/25	630,000	563,623	(a)

Total Oil, Gas & Consumable Fuels				26,327,163

TOTAL ENERGY				27,093,143

FINANCIALS - 27.8%
Banks - 19.4%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	490,000	384,772	(a)(d)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,000,000	950,325	(b)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	542,152	(b)(d)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	963,750	(b)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	300,000	258,543	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,010,000	990,289	(a)(d)(e)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	984,343	(a)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	900,000	859,852	(b)(d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	728,392	(b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,010,293	(b)
Comerica Bank, Senior Notes	2.500%	7/23/24	410,000	392,595
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,075,405	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	356,640	(d)(e)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	1,130,000	994,362	(d)
HSBC Holdings PLC, Subordinated Notes
(8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	700,000	736,712	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,120,000	1,093,604	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,260,000	1,203,481	(a)

See Notes to Schedule of Investments.

6	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	810,000	$597,528	(a)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (3 mo. Term SOFR + 3.562%)	8.934%	11/1/23	2,600,000	2,615,319	(b)(d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. Term SOFR + 3.592%)	6.100%	10/1/24	400,000	395,540	(b)(d)(e)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	428,029	(b)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	500,000	468,388	(d)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,436,848
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	149,612
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	750,000	609,055
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	750,000	744,224	(d)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	730,334	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	880,000	829,694	(a)(b)(d)
Wells Fargo & Co., Junior Subordinated Notes	5.900%	6/15/24	2,500,000	2,456,138	(b)(d)(e)

Total Banks				24,986,219

Capital Markets - 4.6%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000	1,413,642	(b)(d)(e)
Credit Suisse AG AT1 Claim	—	1/1/50	2,560,000	0	*(f)(g)(h)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	400,000	418,622
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,000,000	1,784,116	(d)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	680,000	643,548	(c)(d)(e)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	7

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	820,000		$810,061	(a)(b)(d)(e)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000		761,481	(a)(d)

Total Capital Markets					5,831,470

Financial Services - 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	2,500,000		1,935,081
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes	8.620%	1/2/25	45,508		46,333
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,049,728		1,955,553	(a)(i)
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	220,000		220,589	(a)(j)
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000	GBP	124,900	(a)(j)

Total Financial Services					4,282,456

Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000		639,577

TOTAL FINANCIALS					35,739,722

HEALTH CARE - 7.8%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	2.950%	11/21/26	500,000		464,205

Health Care Providers & Services - 5.5%
Centene Corp., Senior Notes	3.375%	2/15/30	2,940,000		2,455,509	(b)
CVS Health Corp., Senior Notes	3.750%	4/1/30	1,000,000		884,320	(b)
CVS Pass-Through Trust	5.789%	1/10/26	114,394		112,533	(a)
CVS Pass-Through Trust	7.507%	1/10/32	267,805		274,523	(a)(b)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	191,718		186,449
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	240,412		240,760	(b)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	214,096		211,894	(b)
HCA Inc., Senior Notes	4.500%	2/15/27	1,000,000		955,013	(b)
HCA Inc., Senior Notes	3.500%	9/1/30	1,000,000		846,392
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	360,000		310,039	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	670,000		648,941

Total Health Care Providers & Services					7,126,373

See Notes to Schedule of Investments.

8	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 1.9%
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	330,000		$235,614	*(a)(k)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	760,000		756,926	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	780,000		695,846
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	846,000		765,736

Total Pharmaceuticals					2,454,122

TOTAL HEALTH CARE					10,044,700

INDUSTRIALS - 13.0%
Aerospace & Defense - 4.4%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	750,000		668,589	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000		848,291	(a)
Boeing Co., Senior Notes	3.200%	3/1/29	750,000		659,151	(b)
Boeing Co., Senior Notes	3.625%	2/1/31	2,550,000		2,204,207	(b)
Boeing Co., Senior Notes	6.125%	2/15/33	600,000		604,640	(b)
Boeing Co., Senior Notes	3.750%	2/1/50	500,000		340,244	(b)
Bombardier Inc., Senior Notes	7.500%	2/1/29	310,000		294,580	(a)

Total Aerospace & Defense					5,619,702

Building Products - 0.8%
Standard Industries Inc., Senior Notes	4.375%	7/15/30	1,278,000		1,059,774	(a)

Commercial Services & Supplies - 0.7%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	930,000		944,340	(b)

Machinery - 0.5%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	500,000	EUR	408,777	(c)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	210,000		196,472

Total Machinery					605,249

Passenger Airlines - 4.6%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	570,000		540,582	(a)(b)
American Airlines Inc./AAdvantage Loyalty IP
Ltd., Senior Secured Notes	5.500%	4/20/26	394,167		385,319	(a)(b)
American Airlines Inc./AAdvantage Loyalty IP
Ltd., Senior Secured Notes	5.750%	4/20/29	550,000		511,981	(a)(b)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	310,000		298,226	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	260,000		263,422	(b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,490,000		1,506,693	(a)(b)(l)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	690,000		684,340	(a)(b)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	9

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,169,999	$1,170,451	(a)(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	220,000	220,100	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	433,155	419,656	(b)

Total Passenger Airlines				6,000,770

Trading Companies & Distributors - 2.0%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	1,230,000	934,393	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	750,000	641,261	(a)(b)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	1,000,000	906,195	(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	80,000	77,825

Total Trading Companies & Distributors				2,559,674

TOTAL INDUSTRIALS				16,789,509

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.2%
CommScope Inc., Senior Notes	7.125%	7/1/28	20,000	12,000	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	10,000	7,369	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	150,000	85,372	(a)
Viasat Inc., Senior Notes	7.500%	5/30/31	250,000	165,437	(a)

Total Communications Equipment				270,178

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000	482,257

Technology Hardware, Storage & Peripherals - 1.4%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,220,000	1,191,225	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000	245,837
Western Digital Corp., Senior Notes	4.750%	2/15/26	430,000	410,127

Total Technology Hardware, Storage & Peripherals				1,847,189

TOTAL INFORMATION TECHNOLOGY				2,599,624

MATERIALS - 4.7%
Chemicals - 1.2%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	803,804	(c)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	700,000	673,729	(a)

Total Chemicals				1,477,533

Containers & Packaging - 0.0%††
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	49,844

See Notes to Schedule of Investments.

10	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 2.1%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000		$431,650
Arsenal AIC Parent LLC, Senior Secured Notes	8.000%	10/1/30	100,000		99,627	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	350,000		348,751	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000		201,658
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000		495,262
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000		188,178
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000		941,768	(b)

Total Metals & Mining					2,706,894

Paper & Forest Products - 1.4%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000		939,567	(a)(b)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,000,000		822,836

Total Paper & Forest Products					1,762,403

TOTAL MATERIALS					5,996,674

REAL ESTATE - 0.6%
Hotel & Resort REITs - 0.2%
Service Properties Trust, Senior Notes	4.375%	2/15/30	290,000		208,401

Real Estate Management & Development - 0.4%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	120,000		116,207	(a)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	2.375%	9/4/26	600,000	EUR	451,467	(c)

Total Real Estate Management & Development					567,674

TOTAL REAL ESTATE					776,075

UTILITIES - 1.4%
Electric Utilities - 0.8%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	700,000		764,659	(b)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	300,000		295,803	(a)

Total Electric Utilities					1,060,462

Independent Power and Renewable Electricity Producers - 0.6%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	810,000		722,723	(a)

TOTAL UTILITIES					1,783,185

TOTAL CORPORATE BONDS & NOTES (Cost - $144,476,488)					143,055,200

SOVEREIGN BONDS - 9.1%
Angola - 0.2%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	400,000		330,209	(a)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	11

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	43,394		$12,151
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	468,827		154,312	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	166,668		139,484	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	560,000		421,608	(a)

Total Argentina					727,555

Colombia - 1.0%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,750,000		1,261,563

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	380,000		309,637	(a)

Indonesia - 1.4%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	300,000		284,246	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,670,000		1,550,726	(b)

Total Indonesia					1,834,972

Mexico - 2.7%
Mexican Bonos, Bonds	7.750%	5/29/31	34,280,000	MXN	1,733,621
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	500,000		463,707
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,560,000		1,234,793

Total Mexico					3,432,121

Panama - 1.9%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	3,400,000		2,394,572

Peru - 1.0%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,540,000		1,264,930

Russia - 0.1%
Russian Federal Bond - OFZ	7.050%	1/19/28	30,286,000	RUB	98,861	*(k)
Russian Federal Bond - OFZ	6.900%	5/23/29	6,010,000	RUB	19,618	*(k)

Total Russia					118,479

TOTAL SOVEREIGN BONDS (Cost - $12,469,626)					11,674,038

See Notes to Schedule of Investments.

12	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 7.8%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Charter Communications Operating LLC, Term Loan B2 (3 mo. Term SOFR + 1.750%)	7.116%	2/1/27	481,203	$481,234	(d)(m)(n)

CONSUMER DISCRETIONARY - 3.4%
Diversified Consumer Services - 0.1%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.931%	4/13/28	200,000	152,084	(d)(m)(n)

Hotels, Restaurants & Leisure - 3.3%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. Term SOFR + 1.850%)	7.170%	6/22/26	3,273,291	3,275,910	(d)(m)(n)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	8.434%	4/13/29	992,462	993,703	(d)(m)(n)

Total Hotels, Restaurants & Leisure				4,269,613

TOTAL CONSUMER DISCRETIONARY				4,421,697

FINANCIALS - 1.7%
Financial Services - 1.7%
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.614%)	7.931%	7/29/30	2,232,953	2,231,390	(d)(m)(n)

INDUSTRIALS - 1.5%
Passenger Airlines - 1.5%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.076%	10/20/27	552,500	572,702	(d)(m)(n)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.400%)	10.798%	6/21/27	1,327,500	1,381,204	(d)(m)(n)

TOTAL INDUSTRIALS				1,953,906

MATERIALS - 0.8%
Paper & Forest Products - 0.8%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.166%	9/7/27	992,328	992,392	(d)(m)(n)

TOTAL SENIOR LOANS (Cost - $9,915,299)				10,080,619

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.5%
U.S. Government Obligations - 3.5%
U.S. Treasury Notes	3.250%	8/31/24	2,395,000	2,347,484
U.S. Treasury Notes	4.125%	1/31/25	1,450,000	1,427,741
U.S. Treasury Notes	0.750%	4/30/26	850,000	765,830

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,589,104)				4,541,055

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	13

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 1.8%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	6.338%	7/25/46	437,070	$115,204	(a)(d)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. Term SOFR + 0.914%)	6.234%	3/25/37	305,670	297,144	(a)(d)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. Term SOFR + 1.614%)	6.934%	3/25/37	31,621	31,636	(a)(d)
CWABS Asset Backed Notes Trust, 2007- SEA2 1A1 (1 mo. Term SOFR + 1.114%)	7.434%	8/25/47	433	432	(a)(d)
Financial Asset Securities Corp. Trust, 2005-1A 1A3B (1 mo. Term SOFR + 0.524%)	5.842%	2/27/35	154,314	139,619	(a)(d)
GSAMP Trust, 2003-SEA2 A1	5.421%	7/25/33	376,748	355,836
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	6,460	6,407
Morgan Stanley ABS Capital Inc. Trust, 2003- SD1 A1 (1 mo. Term SOFR + 1.114%)	6.434%	3/25/33	4,816	4,690	(d)
Morgan Stanley ABS Capital Inc. Trust, 2004- HE7 M1 (1 mo. Term SOFR + 1.014%)	6.334%	8/25/34	785,199	753,812	(d)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	1,606	1,601	(d)
Origen Manufactured Housing Contract Trust, 2006-A A2	6.850%	10/15/37	281,473	247,622	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	7.134%	4/15/37	361,295	331,499	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,171,408)				2,285,502

CONVERTIBLE BONDS & NOTES - 1.4%
COMMUNICATION SERVICES - 1.0%
Media - 1.0%
DISH Network Corp., Senior Notes	2.375%	3/15/24	370,000	356,587
DISH Network Corp., Senior Notes	0.000%	12/15/25	1,020,000	685,950
DISH Network Corp., Senior Notes	3.375%	8/15/26	415,000	251,490

TOTAL COMMUNICATION SERVICES				1,294,027

INDUSTRIALS - 0.4%
Passenger Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	550,000	460,075

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,891,988)				1,754,102

COLLATERALIZED MORTGAGE OBLIGATIONS(o) - 0.9%
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. Term SOFR + 0.754%)	6.074%	4/25/34	33,981	32,167	(d)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. Term SOFR + 0.654%)	5.974%	3/25/35	176,227	159,619	(d)

See Notes to Schedule of Investments.

14	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(o) - (continued)
Federal National Mortgage Association (FNMA), 2004-W15 1A2	6.500%	8/25/44	46,623	$46,730
Impac CMB Trust, 2004-10 2A (1 mo. Term SOFR + 0.754%)	6.074%	3/25/35	45,595	41,176	(d)
Impac CMB Trust, 2005-2 2A2 (1 mo. Term SOFR + 0.914%)	6.234%	4/25/35	11,784	10,846	(d)
MAFI II Remic Trust, 1998-BI B1	5.219%	11/20/24	113,115	92,036	(d)
MERIT Securities Corp., 2011-PA B3 (1 mo. USD LIBOR + 2.250%)	7.683%	9/28/32	441,302	390,940	(a)(d)
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	897,579	52,017	(d)
Prime Mortgage Trust, 2005-5 1X, IO	1.098%	7/25/34	1,198,840	33,836	(d)
RAMP Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	1,864	1,498
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	6.105%	6/20/33	4,053	3,838	(d)
Sequoia Mortgage Trust, 2004-10 A1A (1 mo. Term SOFR + 0.734%)	6.059%	11/20/34	3,507	3,190	(d)
Structured Asset Securities Corp., 1998-RF2 A	4.739%	7/15/27	60,113	60,017	(a)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	6.010%	3/25/33	21,536	20,641	(d)
UBS Commercial Mortgage Trust, 2018-C15 C	5.323%	12/15/51	285,000	227,667	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR6 A (1 mo. Term SOFR + 0.954%)	6.274%	5/25/44	5,154	5,142	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,063,174)				1,181,360

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $9,613)		5/28/28	10,040	1,715	*

			SHARES
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Financial Services - 0.0%††
Corporate Backed Trust Certificates (Cost - $0)	7.375%		33,900	10	*(f)(g)(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $176,586,700)				174,573,601

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	15

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 1.3%
U.S. TREASURY BILLS - 0.8%
U.S. Treasury Bills (Cost - $999,708)	1.792%	10/3/23	1,000,000	$999,854	(p)

			SHARES
MONEY MARKET FUNDS - 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $706,871)	5.259%		706,871	706,871	(q)(r)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,706,579)				1,706,725

TOTAL INVESTMENTS - 136.9% (Cost - $178,293,279)				176,280,326
Liabilities in Excess of Other Assets - (36.9)%				(47,500,671)

TOTAL NET ASSETS - 100.0%				$128,779,655

See Notes to Schedule of Investments.

16	Western Asset Premier Bond Fund 2023 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)	The coupon payment on this security is currently in default as of September 30, 2023.

(l)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown represents yield-to-maturity.

(q)	Rate shown is one-day yield as of the end of the reporting period.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $706,871 and the cost was $706,871 (Note 2).

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2023 Quarterly Report	17

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PO	— Principal Only
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At September 30, 2023, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs & Co.	5.720%	9/28/2023	10/31/2023	$1,467,423	Corporate Bonds & Notes	$1,550,151

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

At September 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	3,213,089	EUR	2,910,037	Morgan Stanley & Co. Inc.	10/20/23	$133,724
USD	1,180,149	GBP	918,767	Morgan Stanley & Co. Inc.	10/20/23	59,013

Net unrealized appreciation on open forward foreign currency contracts						$192,737

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Premier Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party

19

Notes to Schedule of Investments (unaudited) (continued)

pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1– unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$143,055,200	$0	*	$143,055,200
Sovereign Bonds	—	11,674,038	—		11,674,038
Senior Loans	—	10,080,619	—		10,080,619
U.S. Government & Agency
Obligations	—	4,541,055	—		4,541,055
Asset-Backed Securities	—	2,285,502	—		2,285,502
Convertible Bonds & Notes	—	1,754,102	—		1,754,102
Collateralized Mortgage Obligations	—	1,181,360	—		1,181,360
Warrants	$1,715	—	—		1,715
Preferred Stocks	—	—	10		10

Total Long-Term Investments	1,715	174,571,876	10		174,573,601

Short-Term Investments†:
U.S. Treasury Bills	—	999,854	—		999,854
Money Market Funds	706,871	—	—		706,871

Total Short-Term Investments	706,871	999,854	—		1,706,725

Total Investments	$708,586	$175,571,730	$10		$176,280,326

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$192,737	—		$192,737

Total	$708,586	$175,764,467	$10		$176,473,063

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

21

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,364,791	$23,980,826	23,980,826	$25,638,746	25,638,746

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$53,109	—	$706,871

22